Land Lease Prepayments and Others - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of quantitative information about leases for lessee [abstract]
Amortization of land lease prepayments expensed in the profit or loss	¥ 467	¥ 446	¥ 443